Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 1,521,984	$ 2,047	$ 1,762,904	$ (233,480)	$ (9,487)
Beginning balance, shares at Dec. 31, 2009		204,662,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		7,037,054
Issuance of common stock	61,377	70	61,307
Distributions to investors	(129,497)			(129,497)
Other offering costs	(9)		(9)
Redemptions of common stock, share		(2,382,328)
Redemptions of common stock	(21,638)	(24)	(21,614)
Stock compensation expense	7		7
Changes in redeemable common stock	75,523		75,523
Comprehensive income	52,628			30,430	22,198
Ending balance at Dec. 31, 2010	1,560,375	2,093	1,878,118	(332,547)	12,711
Ending balance, shares at Dec. 31, 2010		209,317,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		6,986,717
Issuance of common stock	59,696	70	59,626
Distributions to investors	(131,063)			(131,063)
Redemptions of common stock, share		(6,152,371)
Redemptions of common stock	(52,590)	(62)	(52,528)
Changes in redeemable common stock	(2,245)		(2,245)
Comprehensive income	37,540			53,809	(16,269)
Ending balance at Dec. 31, 2011	1,471,713	2,101	1,882,971	(409,801)	(3,558)
Ending balance, shares at Dec. 31, 2011	210,151,692	210,151,692
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		6,099,920
Issuance of common stock	57,034	61	56,973
Distributions to investors	(131,308)			(131,308)
Redemptions of common stock, share		(7,654,037)
Redemptions of common stock	(71,268)	(76)	(71,192)
Changes in redeemable common stock	14,361		14,361
Comprehensive income	26,774			25,397	1,377
Ending balance at Dec. 31, 2012	$ 1,367,306	$ 2,086	$ 1,883,113	$ (515,712)	$ (2,181)
Ending balance, shares at Dec. 31, 2012	208,597,575	208,597,575